LIBERTY ONE TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 52.5%
	AEROSPACE & DEFENSE - 2.0%
1,447	Northrop Grumman Corporation	$ 838,508

	BEVERAGES - 2.3%
12,538	Coca-Cola Company (The)	987,493

	BIOTECH & PHARMA - 7.2%
1,155	Eli Lilly & Company	1,079,463
7,423	Gilead Sciences, Inc.	971,225
4,622	Johnson & Johnson	1,062,367
		3,113,055
	COMMERCIAL SUPPORT SERVICES - 3.8%
3,630	Republic Services, Inc.	759,469
3,795	Waste Management, Inc.	882,527
		1,641,996
	ELECTRIC UTILITIES - 8.7%
12,544	Alliant Energy Corporation	921,106
6,765	Duke Energy Corporation	876,406
8,914	Entergy Corporation	1,051,049
8,910	Southern Company (The)	861,597
		3,710,158
	HEALTH CARE FACILITIES & SERVICES - 4.6%
5,447	Cardinal Health, Inc.	1,050,617
2,475	UnitedHealth Group, Inc.	916,938
		1,967,555
	HOUSEHOLD PRODUCTS - 1.9%
5,443	Procter & Gamble Company (The)	800,611

	INDUSTRIAL SUPPORT SERVICES - 1.9%
691	WW Grainger, Inc.	802,493

	INSURANCE - 2.3%
2,970	Chubb Ltd.	971,190

LIBERTY ONE TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 52.5% (Continued)
	INTERNET MEDIA & SERVICES - 2.3%
2,597	Alphabet, Inc., Class C	$ 991,898

	LEISURE FACILITIES & SERVICES - 1.9%
2,803	McDonald's Corporation	822,933

	RETAIL - CONSUMER STAPLES - 2.0%
12,542	Kroger Company (The)	853,734

	RETAIL REIT - 2.1%
11,713	Agree Realty Corporation	903,189

	SEMICONDUCTORS - 2.4%
2,540	Broadcom, Inc.	1,060,272

	SOFTWARE - 1.6%
1,650	Microsoft Corporation	672,837

	TECHNOLOGY HARDWARE - 1.9%
1,815	Motorola Solutions, Inc.	796,839

	TECHNOLOGY SERVICES - 1.8%
2,315	Visa, Inc., Class A	763,580

	TELECOMMUNICATIONS - 1.8%
29,523	AT&T, Inc.	771,436

	TOTAL COMMON STOCKS (Cost $21,587,618)	22,469,777

	EXCHANGE-TRADED FUNDS — 46.8%
	FIXED INCOME - 46.8%
56,261	Eaton Vance Short Duration Income ETF, USD Class	2,867,342
34,974	Hartford Strategic Income ETF, USD Class	1,227,587

LIBERTY ONE TACTICAL INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 46.8% (Continued)
	FIXED INCOME - 46.8% (Continued)
24,750	iShares Core U.S. Aggregate Bond ETF	$ 2,452,725
71,276	JPMorgan Income ETF, USD Class	3,288,675
108,069	PIMCO Multi Sector Bond Active ETF	2,858,425
72,761	TCW Flexible Income ETF, USD Class	2,863,873
26,565	Vanguard Long-Term Corporate Bond ETF	1,982,015
52,963	Vanguard Mortgage-Backed Securities ETF	2,484,494
		20,025,136

	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,228,670)	20,025,136

	SHORT-TERM INVESTMENTS — 0.8%
	MONEY MARKET FUNDS - 0.8%
338,910	First American Treasury Obligations Fund, Class X, 3.58% (Cost $338,910)(a)	338,910

	TOTAL INVESTMENTS - 100.1% (Cost $42,155,198)	$ 42,833,823
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(48,247)
	NET ASSETS - 100.0%	$ 42,785,576

ETF	- Exchange-Traded Fund
Ltd.	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Rate disclosed is the seven day effective yield as of April 30, 2026.